LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
SCHEDULE OF LOSS PER SHARE
	2021	2020
Net loss for the year	$(57,773)	$(16,020)

Weighted average number of shares outstanding - basic and diluted	32,662,594	28,881,800

Net loss per share - basic and diluted	$(1.77)	$(0.55)